Securities - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Jan. 31, 2015 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2010	Jun. 30, 2008 USD ($)	Dec. 31, 2017 USD ($) Securities	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Number of securities with unrealized losses | Securities					83
Investment par value				$ 2,000,000
Investment interest percentage				8.00%
Dividend payment period		5 years
Impairment charges	$ 400,000	$ 400,000
Net worth					$ 100,535,000	$ 98,915,000
Available for sale for proceeds					18,000,000	19,000,000	$ 84,900,000
Gross gains in available for sale for proceeds					272,000	690,000	1,274,000
Gross loss in available for sale for proceeds					103,000	78,000	$ 583,000
Securities pledged to municipalities for deposits in excess of FDIC limits, book value					118,000,000	125,600,000
Securities pledged to municipalities for deposits in excess of FDIC limits, market value					119,800,000	128,400,000
Letter of credit issued by FHLB					$ 47,600,000	$ 45,600,000
FFKY [Member]
Schedule of Available-for-sale Securities [Line Items]
Period of deferring dividend payments			5 years
Wesbanco ("WSBC")
Schedule of Available-for-sale Securities [Line Items]
Net worth								$ 9,900,000,000
Subordinated Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Total risk based capital ratio				30 years